UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

	Principal Amount	Value
Asset-Backed Securities—14.4%
Auto Loan—11.7%
American Credit Acceptance Receivables Trust:
Series 2014-4, Cl. D, 5.24%, 2/10/22[1]	$3,145,000	$3,171,341
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	267,165	267,345
Series 2015-1, Cl. C, 4.29%, 4/12/21[1]	3,725,000	3,767,113
Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	1,023,753	1,025,151
Series 2015-2, Cl. C, 4.32%, 5/12/21[1]	4,000,000	4,046,450
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	894,362	897,829
Series 2015-3, Cl. C, 4.84%, 10/12/21[1]	1,330,000	1,360,060
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	1,085,000	1,110,948
Series 2017-3, Cl. B, 2.25%, 1/11/21[1]	765,000	763,154
AmeriCredit Automobile Receivables Trust:
Series 2013-4, Cl. D, 3.31%, 10/8/19	1,218,000	1,224,077
Series 2014-3, Cl. D, 3.13%, 10/8/20	5,345,000	5,402,803
Series 2014-4, Cl. C, 2.47%, 11/9/20	2,000,000	2,008,740
Series 2015-2, Cl. D, 3.00%, 6/8/21	2,270,000	2,292,900
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,075,000	3,106,903
Series 2017-4, Cl. D, 3.08%, 12/18/23	2,540,000	2,529,240
California Republic Auto Receivables Trust:
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	449,961
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	700,709
Capital Auto Receivables Asset Trust:
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	618,396
Series 2014-3, Cl. D, 3.14%, 2/20/20	3,750,000	3,781,076
Series 2017-1, Cl. D, 3.15%, 2/20/25[1]	435,000	433,735
CarFinance Capital Auto Trust:
Series 2014-1A, Cl. D, 4.90%, 4/15/20[1]	1,680,000	1,706,117
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	238,585	238,433
CarMax Auto Owner Trust:
Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,572,255
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	754,874
Series 2015-3, Cl. D, 3.27%, 3/15/22	2,615,000	2,627,837
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,934,121
Series 2016-3, Cl. D, 2.94%, 1/17/23	1,155,000	1,144,897
Series 2016-4, Cl. D, 2.91%, 4/17/23	2,700,000	2,670,767
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,345,000	2,351,536
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,120,000	1,114,716
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%, 5/15/23[1]	1,435,000	1,434,566
CPS Auto Receivables Trust:
Series 2013-C, Cl. D, 6.59%, 8/15/19[1]	1,040,000	1,058,132
Series 2017-C, Cl. A, 1.78%, 9/15/20[1]	769,707	769,110
Series 2017-C, Cl. B, 2.30%, 7/15/21[1]	1,035,000	1,031,485
CPS Auto Trust:
Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	440,000	441,245
Series 2017-D, Cl. B, 2.43%, 1/18/22[1]	1,855,000	1,850,494
Credit Acceptance Auto Loan Trust, Series 2017-3A, Cl. C, 3.48%, 10/15/26[2]	2,225,000	2,224,646

1        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[1]	$180,000	$183,301
Series 2015-CA, Cl. D, 4.20%, 9/15/21[1]	920,000	942,378
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	1,789,419	1,803,042
Series 2016-CA, Cl. C, 3.02%, 11/15/21[1]	3,500,000	3,533,074
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,685,000	1,736,376
Series 2017-1, Cl. B, 2.36%, 3/15/21	1,595,000	1,598,172
Series 2017-2, Cl. B, 2.25%, 6/15/21	1,035,000	1,036,529
Series 2017-2, Cl. C, 2.75%, 9/15/23	1,135,000	1,138,638
Series 2017-3, Cl. C, 2.80%, 7/15/22	1,240,000	1,243,131
Series 2017-AA, Cl. C, 2.98%, 1/18/22[1]	2,525,000	2,544,306
Series 2017-AA, Cl. D, 4.16%, 5/15/24[1]	2,125,000	2,182,218
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	2,255,000	2,272,672
DT Auto Owner Trust:
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	1,856,680	1,858,252
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	1,787,013	1,795,744
Series 2015-2A, Cl. D, 4.25%, 2/15/22[1]	2,150,000	2,191,811
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	388,663	388,801
Series 2016-1A, Cl. C, 3.54%, 10/15/21[1]	2,190,000	2,202,609
Series 2016-2A, Cl. C, 3.67%, 1/18/22[1]	3,400,000	3,427,121
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	730,000	753,124
Series 2017-1A, Cl. C, 2.70%, 11/15/22[1]	1,140,000	1,138,009
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	985,000	987,168
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	1,525,000	1,552,029
Series 2017-2A, Cl. B, 2.44%, 2/15/21[1]	1,740,000	1,743,777
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	1,835,000	1,853,070
Series 2017-3A, Cl. B, 2.40%, 5/17/21[1]	1,925,000	1,921,869
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	1,790,000	1,810,787
Series 2017-4A, Cl. C, 2.86%, 7/17/23[1]	1,585,000	1,585,105
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	3,275,000	3,278,694
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	1,555,000	1,559,981
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[1]	2,927,842	2,963,767
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	3,021,497	3,035,676
Series 2017-3A, Cl. A, 2.05%, 12/15/21[1]	1,567,015	1,566,431
Flagship Credit Auto Trust:
Series 2013-2, Cl. D, 6.26%, 2/16/21[1]	660,000	667,254
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	3,570,000	3,760,694
Series 2016-3, Cl. A1, 1.61%, 12/15/19[1]	905,958	905,583
GM Financial Automobile Leasing Trust, Series 2017-3, Cl. C, 2.73%, 9/20/21	1,230,000	1,220,371
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1, Cl. D, 4.538% [LIBOR01M+330], 9/27/21[1,3]	775,000	776,338
Series 2017-1, Cl. C, 2.788% [LIBOR01M+155], 6/27/22[1,3]	605,000	608,705
Series 2017-1, Cl. D, 3.538% [LIBOR01M+230], 6/27/22[1,3]	700,000	700,259
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,370,000	2,374,939
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,145,000	2,163,564
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	990,800

2        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
Santander Drive Auto Receivables Trust: (Continued)
Series 2014-4, Cl. D, 3.10%, 11/16/20	$4,240,000	$4,287,380
Series 2015-1, Cl. C, 2.57%, 4/15/21	2,757,096	2,766,586
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,035,000	2,059,015
Series 2015-3, Cl. D, 3.49%, 5/17/21	2,615,000	2,643,556
Series 2015-4, Cl. C, 2.97%, 3/15/21	2,000,000	2,017,216
Series 2015-5, Cl. C, 2.74%, 12/15/21	1,840,000	1,849,492
Series 2016-2, Cl. D, 3.39%, 4/15/22	2,580,000	2,613,539
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,595,000	1,600,250
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	4,585,000	4,729,327
Series 2017-2, Cl. D, 3.49%, 7/17/23	1,640,000	1,657,178
Series 2017-3, Cl. D, 3.20%, 11/15/23	4,165,000	4,166,647
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C, 2.96%, 11/21/22[1]	2,015,000	2,019,362
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,230,000	1,227,822
Veros Automobile Receivables Trust, Series 2017-1, Cl. A, 2.84%, 4/17/23[1]	1,735,000	1,734,032
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[1]	1,960,000	2,018,539
Series 2017-2A, Cl. E, 4.63%, 7/15/24[2]	2,600,000	2,611,407

		175,880,679

Credit Card—2.1%
Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 1.90% [LIBOR01M+65], 8/16/21[1,3]	5,235,000	5,254,348
Series 2016-1, Cl. A1, 1.78%, 6/15/22	3,200,000	3,186,298
Series 2016-1, Cl. A2, 2.10% [LIBOR01M+85], 6/15/22[3]	595,000	601,056
Capital One Multi-Asset Execution Trust, Series 2014-A4, Cl. A4, 1.61% [LIBOR01M+36], 6/15/22[3]	3,580,000	3,595,056
Citibank Credit Card Issuance Trust, Series 2014-A6, Cl. A6, 2.15%, 7/15/21	1,220,000	1,223,424
Discover Card Execution Note Trust:
Series 2016-A1, Cl. A1, 1.64%, 7/15/21	3,865,000	3,855,932
Series 2016-A4, Cl. A4, 1.39%, 3/15/22	700,000	692,311
World Financial Network Credit Card Master Trust:
Series 2016-B, Cl. A, 1.44%, 6/15/22	2,305,000	2,298,845
Series 2017-A, Cl. A, 2.12%, 3/15/24	4,150,000	4,134,380
Series 2017-B, Cl. A, 1.98%, 6/15/23	3,195,000	3,189,114
Series 2017-C, Cl. A, 2.31%, 8/15/24	4,480,000	4,480,349

		32,511,113

Equipment—0.3%
CCG Receivables Trust, Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	2,355,000	2,336,278
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	750,000	751,225
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 99.999%, 2/25/32[4]	2,567,963	220,233

3        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Equipment (Continued)
Verizon Owner Trust, Series 2017-3A, Cl. A1A, 2.06%, 4/20/22[1]	$1,980,000	$1,976,840

		5,284,576

Home Equity Loan—0.1%
CWABS Asset-Backed Certificates Trust, Series 2005-14, Cl. 1A1, 1.559% [US0001M+23], 4/25/36[3]	1,322,695	1,325,503

Loans: Other—0.2%
Dell Equipment Finance Trust, Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	740,000	737,586
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	1,644,138	1,642,454

		2,380,040

Total Asset-Backed Securities (Cost $216,911,767)		217,381,911

Mortgage-Backed Obligations—29.4%
Government Agency—19.9%
FHLMC/FNMA/FHLB/Sponsored—14.9%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	5,884	5,976
5.00%, 7/1/33-6/1/34	538,810	589,080
5.50%, 9/1/39	1,647,147	1,811,434
6.00%, 1/1/22-7/1/24	532,031	596,819
6.50%, 4/1/18-4/1/34	221,372	243,212
7.00%, 10/1/31-3/1/35	1,170,086	1,320,625
7.50%, 1/1/32-2/1/32	914,958	1,086,644
9.00%, 8/1/22-5/1/25	12,357	13,190
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[4]	49,071	9,258
Series 205, Cl. IO, 43.727%, 9/1/29[4]	324,675	69,756
Series 206, Cl. IO, 0.00%, 12/15/29[4,5]	124,003	32,785
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	123,000	21,348
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	4,098	4,339
Series 1644, Cl. S, 2.179% [D11COF+145], 12/15/23[3]	1,442,694	1,484,575
Series 2043, Cl. ZP, 6.50%, 4/15/28	799,702	890,702
Series 2116, Cl. ZA, 6.00%, 1/15/29	393,166	429,647
Series 2148, Cl. ZA, 6.00%, 4/15/29	593,147	654,926
Series 2220, Cl. PD, 8.00%, 3/15/30	61,518	71,871
Series 2326, Cl. ZP, 6.50%, 6/15/31	86,440	95,148
Series 2344, Cl. FP, 2.20% [LIBOR01M+95], 8/15/31[3]	118,580	121,893
Series 2368, Cl. PR, 6.50%, 10/15/31	298,441	336,399
Series 2427, Cl. ZM, 6.50%, 3/15/32	323,870	356,286
Series 2451, Cl. FD, 2.25% [LIBOR01M+100], 3/15/32[3]	69,715	71,805
Series 2461, Cl. PZ, 6.50%, 6/15/32	166,955	185,127
Series 2464, Cl. FI, 2.25% [LIBOR01M+100], 2/15/32[3]	69,314	70,996
Series 2465, Cl. PG, 6.50%, 6/15/32	252,354	284,357
Series 2470, Cl. LF, 2.25% [LIBOR01M+100], 2/15/32[3]	69,518	71,205

4        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2517, Cl. GF, 2.25% [LIBOR01M+100], 2/15/32[3]	$55,093	$56,430
Series 2551, Cl. LF, 1.75% [LIBOR01M+50], 1/15/33[3]	7,183	7,216
Series 2668, Cl. AZ, 4.00%, 9/15/18	18,590	18,645
Series 3015, Cl. GM, 5.00%, 8/15/35	3,271,977	3,549,056
Series 3848, Cl. WL, 4.00%, 4/15/40	426,954	436,875
Series 3917, Cl. BA, 4.00%, 6/15/38	278,204	283,429
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[4]	71,574	9,626
Series 2079, Cl. S, 99.999%, 7/17/28[4]	124,240	17,029
Series 2122, Cl. S, 65.432%, 2/15/29[4]	384,594	72,878
Series 2304, Cl. SK, 48.866%, 6/15/29[4]	392,957	67,394
Series 2493, Cl. S, 19.065%, 9/15/29[4]	96,064	19,165
Series 2526, Cl. SE, 52.027%, 6/15/29[4]	152,838	27,333
Series 2795, Cl. SH, 99.999%, 3/15/24[4]	1,031,760	90,929
Series 2920, Cl. S, 13.728%, 1/15/35[4]	985,074	157,499
Series 2922, Cl. SE, 12.985%, 2/15/35[4]	232,925	39,251
Series 2981, Cl. AS, 9.17%, 5/15/35[4]	941,777	127,929
Series 3004, Cl. SB, 99.999%, 7/15/35[4]	1,222,428	127,781
Series 3397, Cl. GS, 0.00%, 12/15/37[4,5]	136,232	22,413
Series 3424, Cl. EI, 0.00%, 4/15/38[4,5]	85,264	7,585
Series 3450, Cl. BI, 15.879%, 5/15/38[4]	1,589,538	239,749
Series 3606, Cl. SN, 19.167%, 12/15/39[4]	349,550	54,356
Series 3659, Cl. IE, 2.017%, 3/15/19[4]	265,651	5,146
Series 3685, Cl. EI, 0.00%, 3/15/19[4,5]	50,513	489
Federal National Mortgage Assn.:
3.00%, 12/1/32[6]	30,025,000	30,589,840
3.50%, 12/1/47[6]	58,290,000	59,748,435
4.00%, 12/1/47[6]	29,320,000	30,627,946
4.50%, 12/1/47[6]	56,265,000	59,827,871
Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	608,822	620,022
5.00%, 12/1/17-6/1/22	368,959	376,040
5.50%, 2/1/35-5/1/36	490,152	547,077
6.00%, 6/1/30-3/1/37	3,569,541	4,032,365
6.50%, 5/1/28-1/1/34	2,964,509	3,342,601
7.00%, 1/1/30-11/1/35	2,465,072	2,837,231
7.50%, 2/1/27-8/1/33	2,195,183	2,551,502
8.00%, 12/1/22	7,392	8,079
8.50%, 7/1/32	20,060	21,521
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[4]	240,653	34,968
Series 252, Cl. 2, 99.999%, 11/25/23[4]	119,791	18,019
Series 303, Cl. IO, 99.999%, 11/25/29[4]	1,355,802	332,849
Series 319, Cl. 2, 26.995%, 2/25/32[4]	229,470	52,139
Series 321, Cl. 2, 12.261%, 4/25/32[4]	336,204	80,225
Series 324, Cl. 2, 8.276%, 7/25/32[4]	146,766	33,687

5        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 328, Cl. 2, 0.00%, 12/25/32[4,5]	$825,904	$190,402
Series 334, Cl. 12, 0.00%, 3/25/33[4,5]	483,540	105,874
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	387,721	81,042
Series 351, Cl. 10, 99.999%, 4/25/34[4]	326,598	71,133
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	318,130	63,657
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	226,884	49,603
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	111,974	24,592
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	207,069	46,248
Series 364, Cl. 15, 0.00%, 9/25/35[4,5]	287,897	58,835
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.783%, 9/25/32[7]	60,844	53,130
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	674,368	731,288
Series 1993-87, Cl. Z, 6.50%, 6/25/23	208,218	222,761
Series 1999-54, Cl. LH, 6.50%, 11/25/29	170,536	189,230
Series 2002-29, Cl. F, 2.328% [LIBOR01M+100], 4/25/32[3]	78,566	80,533
Series 2002-64, Cl. FJ, 2.328% [LIBOR01M+100], 4/25/32[3]	24,185	24,790
Series 2002-68, Cl. FH, 1.783% [LIBOR01M+50], 10/18/32[3]	47,285	47,510
Series 2003-112, Cl. AN, 4.00%, 11/25/18	43,286	43,543
Series 2003-116, Cl. FA, 1.728% [LIBOR01M+40], 11/25/33[3]	87,420	87,521
Series 2003-130, Cl. CS, 11.445% [(2) x LIBOR01M+1,410], 12/25/33[3]	59,683	63,799
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,532,840
Series 2006-11, Cl. PS, 19.699% [(3.667) x LIBOR01M+2,456.67], 3/25/36[3]	156,464	249,061
Series 2006-46, Cl. SW, 19.332% [(3.667) x LIBOR01M+2,419.92], 6/25/36[3]	89,735	135,510
Series 2006-50, Cl. KS, 19.333% [(3.667) x LIBOR01M+2,420], 6/25/36[3]	183,559	281,869
Series 2006-50, Cl. SK, 19.333% [(3.667) x LIBOR01M+2,420], 6/25/36[3]	496,144	756,413
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,191,050
Series 2010-43, Cl. KG, 3.00%, 1/25/21	89,695	90,172
Series 2011-15, Cl. DA, 4.00%, 3/25/41	248,659	253,843
Series 2011-3, Cl. KA, 5.00%, 4/25/40	742,507	788,043
Series 2011-88, Cl. AB, 2.50%, 9/25/26	86,056	86,152
Series 2012-20, Cl. FD, 1.728% [LIBOR01M+40], 3/25/42[3]	200,020	200,197
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 5.824%, 11/18/31[4]	290,051	56,943
Series 2001-63, Cl. SD, 29.645%, 12/18/31[4]	109,787	19,963
Series 2001-68, Cl. SC, 25.086%, 11/25/31[4]	77,500	14,071
Series 2001-81, Cl. S, 6.029%, 1/25/32[4]	72,549	13,837
Series 2002-28, Cl. SA, 7.43%, 4/25/32[4]	73,048	13,778
Series 2002-38, Cl. SO, 26.261%, 4/25/32[4]	138,155	24,868
Series 2002-39, Cl. SD, 37.674%, 3/18/32[4]	146,016	29,079
Series 2002-41, Cl. S, 38.266%, 7/25/32[4]	487,912	81,322
Series 2002-48, Cl. S, 10.747%, 7/25/32[4]	116,777	23,122

6        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-52, Cl. SD, 44.099%, 9/25/32[4]	$130,782	$27,183
Series 2002-52, Cl. SL, 18.365%, 9/25/32[4]	74,767	14,601
Series 2002-53, Cl. SK, 47.606%, 4/25/32[4]	91,081	18,551
Series 2002-56, Cl. SN, 22.06%, 7/25/32[4]	159,567	31,594
Series 2002-77, Cl. IS, 33.492%, 12/18/32[4]	235,375	50,875
Series 2002-77, Cl. SH, 13.415%, 12/18/32[4]	101,383	19,888
Series 2002-9, Cl. MS, 18.752%, 3/25/32[4]	118,715	22,275
Series 2003-25, Cl. IK, 64.625%, 4/25/33[4]	2,028,170	471,988
Series 2003-33, Cl. SP, 10.054%, 5/25/33[4]	267,669	59,839
Series 2003-4, Cl. S, 3.135%, 2/25/33[4]	157,884	34,776
Series 2005-12, Cl. SC, 28.625%, 3/25/35[4]	109,737	15,811
Series 2005-14, Cl. SE, 23.238%, 3/25/35[4]	823,598	116,607
Series 2005-40, Cl. SB, 29.183%, 5/25/35[4]	630,256	79,244
Series 2005-52, Cl. JH, 42.581%, 5/25/35[4]	384,568	56,250
Series 2005-6, Cl. SE, 32.725%, 2/25/35[4]	1,523,199	263,339
Series 2007-88, Cl. XI, 0.00%, 6/25/37[4,5]	331,538	54,054
Series 2008-55, Cl. SA, 0.00%, 7/25/38[4,5]	131,118	13,125
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	16,475	670
Series 2010-95, Cl. DI, 58.813%, 11/25/20[4]	505,647	12,533
Series 2011-96, Cl. SA, 8.189%, 10/25/41[4]	1,003,075	155,055
Series 2012-134, Cl. SA, 7.69%, 12/25/42[4]	1,985,057	397,208
Series 2012-40, Cl. PI, 7.88%, 4/25/41[4]	1,138,924	172,055
Series 2013-2, Cl. IA, 8.036%, 2/25/43[4]	585,406	110,999
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 0.00%, 6/15/25[4,5]	2,048,154	38,670

		224,364,837

GNMA/Guaranteed—5.0%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	9,262	10,302
7.00%, 1/15/28-8/15/28	92,144	97,779
7.50%, 9/15/22-11/15/26	66,568	69,159
8.00%, 9/15/18-8/15/28	19,168	19,408
9.50%, 7/15/18	205	205
10.00%, 5/15/19-6/15/19	5,105	5,126
10.50%, 10/15/18-12/15/20	6,451	6,478
Government National Mortgage Assn. II Pool:
4.00%, 12/1/47[6]	70,845,000	73,961,070
7.00%, 1/20/30	25,761	29,891
11.00%, 10/20/19	3,716	3,734
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 54.772%, 4/16/37[4]	1,675,960	287,668
Series 2011-52, Cl. HS, 28.072%, 4/16/41[4]	2,682,171	382,346

		74,873,166

7        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Non-Agency—9.5%
Commercial—5.5%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 3.41% [H15T1Y+210], 9/26/35[1,3]	$231,144	$232,275
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	795,207	791,173
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[2,4,5,8]	510,242	13,075
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-CD6, Cl. XA, 12.409%, 11/13/50[4]	9,290,000	631,653
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.364%, 1/25/36[9]	790,873	771,485
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Cl. AAB, 2.608%, 9/10/45	609,717	614,123
Series 2014-GC21, Cl. AAB, 3.477%, 5/10/47	1,065,000	1,101,777
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C4, Cl. XA, 13.62%, 10/12/50[4]	24,355,530	1,944,287
COMM Mortgage Trust:
Series 2013-CR13, Cl. ASB, 3.706%, 11/12/46	2,015,000	2,097,307
Series 2013-CR7, Cl. D, 4.426%, 3/10/46[1,9]	1,630,000	1,296,951
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 25.734%, 12/10/45[4]	14,315,576	826,938
FREMF Mortgage Trust:
Series 2010-K7, Cl. B, 5.685%, 4/25/20[1,9]	4,000,000	4,241,731
Series 2011-K702, Cl. B, 4.937%, 4/25/44[1,9]	540,000	541,357
Series 2012-K705, Cl. C, 4.301%, 9/25/44[1,9]	425,000	428,893
Series 2012-K706, Cl. C, 4.169%, 11/25/44[1,9]	3,762,000	3,798,048
Series 2012-K707, Cl. C, 4.019%, 1/25/47[1,9]	4,000,000	4,030,084
Series 2012-K708, Cl. C, 3.882%, 2/25/45[1,9]	4,635,000	4,671,318
Series 2012-K709, Cl. C, 3.872%, 4/25/45[1,9]	1,007,000	1,014,469
Series 2012-K710, Cl. C, 3.942%, 6/25/47[1,9]	5,295,000	5,341,347
Series 2012-K711, Cl. B, 3.684%, 8/25/45[1,9]	3,390,000	3,440,182
Series 2013-K25, Cl. C, 3.744%, 11/25/45[1,9]	2,362,000	2,333,056
Series 2013-K26, Cl. C, 3.721%, 12/25/45[1,9]	1,642,030	1,623,240
Series 2013-K27, Cl. C, 3.615%, 1/25/46[1,9]	530,000	521,103
Series 2013-K28, Cl. C, 3.61%, 6/25/46[1,9]	530,000	520,687
Series 2013-K30, Cl. C, 3.668%, 6/25/45[1,9]	917,000	917,273
Series 2013-K712, Cl. C, 3.477%, 5/25/45[1,9]	5,380,000	5,402,050
Series 2013-K713, Cl. B, 3.274%, 4/25/46[1,9]	5,000,000	5,041,919
Series 2013-K713, Cl. C, 3.274%, 4/25/46[1,9]	912,000	911,140
Series 2014-K714, Cl. C, 3.98%, 1/25/47[1,9]	4,000,000	4,021,712
Series 2014-K715, Cl. C, 4.266%, 2/25/46[1,9]	1,435,000	1,463,082
Series 2014-K717, Cl. B, 3.753%, 11/25/47[1,9]	3,051,000	3,125,072
Series 2015-K721, Cl. B, 3.681%, 11/25/47[1,9]	1,150,000	1,166,916
Series 2017-K724, Cl. B, 3.601%, 11/25/23[1,9]	1,395,000	1,396,188
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Cl. A, 2.933%, 6/5/31[1]	1,175,000	1,185,649
GS Mortgage Securities Trust:
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	380,000	383,386
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	930,000	965,727
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.00%, 4/25/37[1,9]	795,877	767,845

8        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial (Continued)
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[2,4,5]	$97,737	$2
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-LC9, Cl. A4, 2.611%, 12/15/47	240,000	239,399
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,504,668
Series 2013-LC11, Cl. ASB, 2.554%, 4/15/46	560,000	562,147
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	2,150,000	2,143,938
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.591%, 7/25/35[9]	770,351	791,851
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Cl. ASB, 3.705%, 1/15/47	425,000	442,276
Series 2014-C18, Cl. A3, 3.578%, 2/15/47	1,135,000	1,163,012
Series 2014-C19, Cl. ASB, 3.584%, 4/15/47	445,000	461,005
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,8,9]	58,120	45,059
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Cl. AAB, 2.469%, 2/15/46	295,000	294,984
Series 2016-C29, Cl. A1, 1.597%, 5/15/49	828,452	821,440
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.963%, 11/26/36[1,9]	1,150,688	1,143,729
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.149%, 6/26/46[1,9]	401,197	402,020
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.018%, 7/26/45[1,9]	159,865	163,828
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.368%, 8/25/34[9]	87,534	88,074
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C5, Cl. XA, 11.765%, 11/15/50[4]	15,330,000	1,120,533
WF-RBS Commercial Mortgage Trust:
Series 2012-C7, Cl. E, 4.98%, 6/15/45[1,9]	710,000	597,576
Series 2014-C22, Cl. A3, 3.528%, 9/15/57	475,000	489,702
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 37.235%, 3/15/441,[4]	9,239,834	287,966

		83,337,727

Residential—4.0%
Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 3.392%, 3/26/36[1,9]	964,135	964,607
Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 3.26% [H15T1Y+245], 3/25/35[3]	1,281,785	1,298,291
Series 2005-9, Cl. A1, 3.52% [H15T1Y+230], 10/25/35[3]	573,957	587,285
Series 2006-1, Cl. A1, 3.67% [H15T1Y+225], 2/25/36[3]	1,279,727	1,285,599
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	923,821	921,774
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	884,663	888,247
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 3.21% [H15T1Y+240], 10/25/35[3]	2,578,429	2,596,253
Series 2012-8, Cl. 1A1, 3.499%, 10/25/35[1,9]	520,811	523,797
Connecticut Avenue Securities:
Series 2014-C02, Cl. 1M1, 2.278% [US0001M+95], 5/25/24[3]	1,663,657	1,669,048

9        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Connecticut Avenue Securities: (Continued)
Series 2014-C02, Cl. 2M1, 2.278% [US0001M+95], 5/25/24[3]	$7,026	$7,028
Series 2014-C03, Cl. 1M1, 2.528% [US0001M+120], 7/25/24[3]	31,297	31,313
Series 2014-C03, Cl. 1M2, 4.328% [US0001M+300], 7/25/24[3]	3,065,000	3,251,366
Series 2016-C07, Cl. 2M1, 2.629% [US0001M+130], 5/25/29[3]	1,662,675	1,671,752
Series 2017-C02, Cl. 2M1, 2.478% [US0001M+115], 9/25/29[3]	3,202,606	3,227,791
Series 2017-C03, Cl. 1M1, 2.279% [US0001M+95], 10/25/29[3]	2,126,679	2,138,204
Series 2017-C06, Cl. 1M1, 2.079% [US0001M+75], 2/25/30[3]	2,191,054	2,196,543
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.521%, 7/25/35[9]	306,284	308,449
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.639% [US0001M+31], 7/25/35[3]	267,454	267,356
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	8,450	7,555
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 5.579% [US0001M+425], 11/25/23[3]	1,998,000	2,207,296
Series 2014-DN1, Cl. M3, 5.828% [US0001M+450], 2/25/24[3]	1,260,000	1,458,489
Series 2014-DN2, Cl. M3, 4.928% [US0001M+360], 4/25/24[3]	2,885,000	3,185,232
Series 2014-HQ2, Cl. M3, 5.078% [US0001M+375], 9/25/24[3]	3,100,000	3,501,638
Series 2015-HQA2, Cl. M2, 4.129% [US0001M+280], 5/25/28[3]	211,757	218,777
Series 2016-DNA1, Cl. M2, 4.228% [US0001M+290], 7/25/28[3]	465,000	479,588
Series 2016-DNA2, Cl. M1, 2.578% [US0001M+125], 10/25/28[3]	352,981	353,137
Series 2016-DNA3, Cl. M1, 2.428% [US0001M+110], 12/25/28[3]	1,137,844	1,139,874
Series 2016-DNA4, Cl. M1, 2.129% [US0001M+80], 3/25/29[3]	1,183,146	1,184,634
Series 2016-HQA2, Cl. M1, 2.529% [US0001M+120], 11/25/28[3]	528,657	529,302
Series 2016-HQA3, Cl. M1, 2.129% [US0001M+80], 3/25/29[3]	4,690,828	4,698,116
Series 2016-HQA4, Cl. M1, 2.129% [US0001M+80], 4/25/29[3]	2,996,336	3,000,175
Series 2017-HQA1, Cl. M1, 2.529% [US0001M+120], 8/25/29[3]	358,390	361,940
Series 2017-HQA3, Cl. M1, 1.879% [US0001M+55], 4/25/30[3]	3,713,600	3,714,210
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 3.448%, 10/25/33[9]	370,466	375,250
Series 2005-AR14, Cl. 1A4, 3.325%, 12/25/35[9]	129,252	126,648
Series 2005-AR16, Cl. 1A1, 3.001%, 12/25/35[9]	564,241	551,762

10        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Residential (Continued)
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 3.134%, 2/25/35[9]	$1,594,903	$1,630,108
Series 2005-AR15, Cl. 1A2, 3.562%, 9/25/35[9]	1,389,566	1,349,986
Series 2005-AR4, Cl. 2A2, 3.357%, 4/25/35[9]	2,378,908	2,393,465
Series 2006-AR10, Cl. 1A1, 3.338%, 7/25/36[9]	59,715	58,312
Series 2006-AR10, Cl. 5A5, 3.388%, 7/25/36[9]	1,306,017	1,319,146
Series 2006-AR7, Cl. 2A4, 3.336%, 5/25/36[9]	13,499	13,400
Series 2006-AR8, Cl. 2A1, 3.574%, 4/25/36[9]	2,328,666	2,358,944
Series 2006-AR8, Cl. 2A4, 3.574%, 4/25/36[9]	234,369	237,417

		60,289,104

Total Mortgage-Backed Obligations (Cost $440,802,996)		442,864,834

U.S. Government Obligations—0.3%
Federal Home Loan Mortgage Corp. Nts.:
1.625% Nts., 9/29/20	1,520,000	1,505,420
1.875% Nts., 11/17/20	1,663,000	1,657,283
Federal National Mortgage Assn. Nts., 1.50%, 7/30/20	402,000	397,486

Total U.S. Government Obligations (Cost $3,579,230)		3,560,189

Corporate Bonds and Notes—62.5%
Consumer Discretionary—11.4%
Auto Components—0.5%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts., 11/15/23	3,400,000	3,536,000
ZF North America Capital, Inc., 4.00% Sr. Unsec. Nts., 4/29/20[1]	3,400,000	3,536,000

		7,072,000

Automobiles—2.5%
Daimler Finance North America LLC, 2.20% Sr. Unsec. Nts., 10/30/21[1]	4,900,000	4,818,603
Ford Motor Credit Co. LLC:
2.459% Sr. Unsec. Nts., 3/27/20	3,000,000	2,995,620
2.979% Sr. Unsec. Nts., 8/3/22	3,500,000	3,481,543
General Motors Financial Co., Inc.:
3.45% Sr. Unsec. Nts., 1/14/22	2,600,000	2,640,301
3.45% Sr. Unsec. Nts., 4/10/22	3,600,000	3,654,601
Harley-Davidson Financial Services, Inc., 2.15% Sr. Unsec. Nts., 2/26/20[1]	1,600,000	1,587,006
Harley-Davidson Funding Corp., 6.80% Sr. Unsec. Nts., 6/15/18[1]	3,000,000	3,077,906
Hyundai Capital America, 3.10% Sr. Unsec. Nts., 4/5/22[1]	6,500,000	6,481,793
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	2,600,000	2,629,250
Nissan Motor Acceptance Corp., 1.90% Sr. Unsec. Nts., 9/14/21[1]	3,000,000	2,922,836

11        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Automobiles (Continued)
Volkswagen Group of America Finance LLC, 2.45% Sr. Unsec. Nts., 11/20/19[1]	$3,560,000	$3,568,304

		37,857,763

Hotels, Restaurants & Leisure—1.3%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/25[1]	3,282,000	3,503,535
Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	3,900,000	3,895,125
International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[1]	3,000,000	3,288,750
Marriott International, Inc., 3.00% Sr. Unsec. Nts., 3/1/19	3,000,000	3,023,583
Royal Caribbean Cruises Ltd., 5.25% Sr. Unsec. Nts., 11/15/22	5,000,000	5,516,055

		19,227,048

Household Durables—1.6%
DR Horton, Inc.:
2.55% Sr. Unsec. Nts., 12/1/20[6]	2,670,000	2,670,142
3.625% Sr. Unsec. Nts., 2/15/18	1,150,000	1,151,632
3.75% Sr. Unsec. Nts., 3/1/19	2,250,000	2,279,491
Lennar Corp.:
2.95% Sr. Unsec. Nts., 11/29/20[1]	3,000,000	2,996,250
4.125% Sr. Unsec. Nts., 1/15/22	2,300,000	2,360,375
Newell Brands, Inc., 3.85% Sr. Unsec. Nts., 4/1/23	5,300,000	5,500,056
PulteGroup, Inc., 4.25% Sr. Unsec. Nts., 3/1/21	3,500,000	3,638,600
Toll Brothers Finance Corp.:
4.00% Sr. Unsec. Nts., 12/31/18	2,600,000	2,648,750
4.875% Sr. Unsec. Nts., 11/15/25	544,000	567,120

		23,812,416

Internet & Catalog Retail—0.4%
QVC, Inc., 5.125% Sr. Sec. Nts., 7/2/22	5,875,000	6,246,576

Leisure Equipment & Products—0.4%
Mattel, Inc.:
2.35% Sr. Unsec. Nts., 8/15/21	1,000,000	954,375
3.15% Sr. Unsec. Nts., 3/15/23	4,500,000	4,252,815

		5,207,190

Media—3.3%
21st Century Fox America, Inc., 7.25% Sr. Unsec. Nts., 5/18/18	3,800,000	3,890,135
CBS Corp., 2.90% Sr. Unsec. Nts., 6/1/23[1]	4,400,000	4,344,684
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 2/15/23	3,291,000	3,381,502
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464% Sr. Sec. Nts., 7/23/22	1,800,000	1,878,117
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	2,575,000	3,382,417

12        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Media (Continued)
Discovery Communications LLC, 2.20% Sr. Unsec. Nts., 9/20/19	$2,000,000	$1,993,241
Interpublic Group of Cos., Inc. (The), 4.00% Sr. Unsec. Nts., 3/15/22	5,019,000	5,225,397
Omnicom Group, Inc., 3.625% Sr. Unsec. Nts., 5/1/22	5,400,000	5,601,731
Scripps Networks Interactive, Inc., 2.75% Sr. Unsec. Nts., 11/15/19	4,100,000	4,113,629
Sky plc: 2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,906,296
6.10% Sr. Unsec. Nts., 2/15/18[1]	2,000,000	2,015,782
Time Warner Cable LLC, 4.00% Sr. Unsec. Nts., 9/1/21	3,600,000	3,702,291
Viacom, Inc., 2.25% Sr. Unsec. Nts., 2/4/22	5,118,000	4,871,299
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts., 8/15/26[1]	3,400,000	3,558,780

		49,865,301

Multiline Retail—0.2%
Dollar Tree, Inc., 5.25% Sr. Unsec. Nts., 3/1/20	3,350,000	3,419,094

Specialty Retail—1.0%
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	4,062,258
Best Buy Co., Inc., 5.00% Sr. Unsec. Nts., 8/1/18	4,256,000	4,337,110
Gap, Inc. (The), 5.95% Sr. Unsec. Nts., 4/12/21	3,400,000	3,674,022
L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	3,200,000	3,536,352

		15,609,742

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc., 4.625% Sr. Unsec. Nts., 5/15/24[1]	3,500,000	3,574,375

Consumer Staples—4.9%
Beverages—1.6%
Anheuser-Busch InBev Finance, Inc., 3.30% Sr. Unsec. Nts., 2/1/23	5,300,000	5,440,314
Beam Suntory, Inc., 3.25% Sr. Unsec. Nts., 5/15/22	1,560,000	1,585,331
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	3,455,000	3,582,965
Molson Coors Brewing Co., 2.10% Sr. Unsec. Nts., 7/15/21	4,250,000	4,162,561
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	4,700,000	4,989,636
Suntory Holdings Ltd., 2.55% Sr. Unsec. Nts., 6/28/22[1]	4,000,000	3,946,839

		23,707,646

Food & Staples Retailing—0.9%
Alimentation Couche-Tard, Inc., 2.70% Sr. Unsec. Nts., 7/26/22[1]	3,600,000	3,562,232
Koninklijke Ahold Delhaize NV, 4.125% Sr. Unsec. Nts., 4/10/19	1,089,000	1,099,711
Kroger Co. (The): 2.80% Sr. Unsec. Nts., 8/1/22	2,550,000	2,549,473
2.95% Sr. Unsec. Nts., 11/1/21	3,053,000	3,096,225

13        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Food & Staples Retailing (Continued)
Walgreens Boots Alliance, Inc., 3.30% Sr. Unsec. Nts., 11/18/21	$3,550,000	$3,616,211

		13,923,852

Food Products—1.4%
Bunge Ltd. Finance Corp., 3.00% Sr. Unsec. Nts., 9/25/22	4,300,000	4,278,555
Kraft Heinz Foods Co., 3.50% Sr. Unsec. Nts., 7/15/22	5,400,000	5,525,270
Mondelez International Holdings Netherlands BV, 2.00% Sr. Unsec. Nts., 10/28/21[1]	6,100,000	5,937,079
Smithfield Foods, Inc.: 2.65% Sr. Unsec. Nts., 10/3/21[1]	2,000,000	1,985,078
3.35% Sr. Unsec. Nts., 2/1/22[1]	4,000,000	4,010,973

		21,736,955

Tobacco—1.0%
Altria Group, Inc., 2.85% Sr. Unsec. Nts., 8/9/22	4,200,000	4,224,163
BAT Capital Corp., 2.764% Sr. Unsec. Nts., 8/15/22[1]	1,500,000	1,489,122
BAT International Finance plc, 3.50% Sr. Unsec. Nts., 6/15/22[1]	3,850,000	3,943,853
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[1]	4,600,000	4,761,280

		14,418,418

Energy—7.9%
Energy Equipment & Services—0.2%
Schlumberger Holdings Corp., 3.625% Sr. Unsec. Nts., 12/21/22[1]	3,500,000	3,611,852

Oil, Gas & Consumable Fuels—7.7%
Anadarko Petroleum Corp., 6.95% Sr. Unsec. Nts., 6/15/19	3,700,000	3,946,526
Andeavor, 4.75% Sr. Unsec. Nts., 12/15/23[1]	1,150,000	1,231,325
Apache Corp., 3.25% Sr. Unsec. Nts., 4/15/22	4,950,000	4,995,356
Boardwalk Pipelines LP, 3.375% Sr. Unsec. Nts., 2/1/23	2,850,000	2,832,281
Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	3,450,000	3,463,929
Canadian Natural Resources Ltd., 2.95% Sr. Unsec. Nts., 1/15/23	3,500,000	3,484,035
Cenovus Energy, Inc., 5.70% Sr. Unsec. Nts., 10/15/19	3,400,000	3,585,734
Columbia Pipeline Group, Inc., 2.45% Sr. Unsec. Nts., 6/1/18	2,000,000	2,003,600
Continental Resources, Inc., 5.00% Sr. Unsec. Nts., 9/15/22	3,400,000	3,476,500
DCP Midstream Operating LP: 2.50% Sr. Unsec. Unsub. Nts., 12/1/17	2,800,000	2,800,000
9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,417,000
Devon Energy Corp., 3.25% Sr. Unsec. Nts., 5/15/22	3,425,000	3,485,568
Enbridge Energy Partners LP, 4.20% Sr. Unsec. Nts., 9/15/21	2,400,000	2,506,621
Enbridge, Inc., 2.90% Sr. Unsec. Nts., 7/15/22	5,000,000	4,976,851
Encana Corp., 6.50% Sr. Unsec. Nts., 5/15/19	3,250,000	3,427,834
Energy Transfer LP/Regency Energy Finance Corp., 5.00% Sr. Unsec. Nts., 10/1/22	4,250,000	4,553,951
EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	2,725,000	2,721,745
Enterprise Products Operating LLC, 6.50% Sr. Unsec. Nts., 1/31/19	4,500,000	4,714,211

14        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
EOG Resources, Inc., 6.875% Sr. Unsec. Nts., 10/1/18	$1,000,000	$1,039,266
EQT Corp.:
3.00% Sr. Unsec. Nts., 10/1/22	3,000,000	2,972,318
4.875% Sr. Unsec. Nts., 11/15/21	1,300,000	1,392,583
Husky Energy, Inc., 7.25% Sr. Unsec. Nts., 12/15/19	1,800,000	1,966,098
Kinder Morgan Finance Co. LLC, 6.00% Sr. Unsec. Nts., 1/15/18[1]	3,400,000	3,415,688
Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,394,568
Marathon Petroleum Corp., 3.40% Sr. Unsec. Nts., 12/15/20	4,500,000	4,613,424
Noble Energy, Inc., 4.15% Sr. Unsec. Nts., 12/15/21	1,645,000	1,722,259
NuStar Logistics LP, 8.40% Sr. Unsec. Nts., 4/15/18	2,950,000	3,016,375
ONEOK Partners LP, 3.375% Sr. Unsec. Nts., 10/1/22	4,800,000	4,862,582
Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	4,870,000	4,910,956
Phillips 66, 4.30% Sr. Unsec. Unsub. Nts., 4/1/22	2,500,000	2,658,070
Plains All American Pipeline LP/PAA Finance Corp., 2.60% Sr. Unsec. Nts., 12/15/19	4,650,000	4,635,903
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 4/15/23	4,100,000	4,516,259
TC PipeLines LP, 4.65% Sr. Unsec. Nts., 6/15/21	2,600,000	2,729,603
Valero Energy Corp., 6.125% Sr. Unsec. Nts., 2/1/20	1,299,000	1,400,403
Williams Partners LP, 3.35% Sr. Unsec. Nts., 8/15/22	4,800,000	4,871,536
Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	3,000,000	3,229,259

		115,970,217

Financials—12.7%
Capital Markets—3.1%
ABN AMRO Bank NV, 1.80% Sr. Unsec. Nts., 9/20/19[1]	4,400,000	4,369,200
Credit Suisse Group Funding Guernsey Ltd., 3.125% Sr. Unsec. Nts., 12/10/20	4,000,000	4,055,877
Goldman Sachs Group, Inc. (The):
2.35% Sr. Unsec. Nts., 11/15/21	4,000,000	3,937,468
2.908% [US0003M+105.3] Sr. Unsec. Nts., 6/5/23[3]	5,000,000	4,975,698
Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	2,013,794
Macquarie Group Ltd., 3.189% [US0003M+102.3] Sr. Unsec. Nts., 11/28/23[1,3]	4,500,000	4,495,500
Moody’s Corp., 2.625% Sr. Unsec. Nts., 1/15/23[1]	2,000,000	1,982,020
Morgan Stanley: 2.625% Sr. Unsec. Nts., 11/17/21	3,000,000	2,995,011
2.75% Sr. Unsec. Nts., 5/19/22	5,600,000	5,592,131
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	3,420,000	3,624,516
State Street Corp., 2.653% [US0003M+63.5] Sr. Unsec. Nts., 5/15/23[3]	4,000,000	4,006,572
UBS Group Funding Switzerland AG, 2.65% Sr. Unsec. Nts., 2/1/22[1]	4,300,000	4,264,270

		46,312,057

Commercial Banks—6.2%
Australia & New Zealand Banking Group Ltd. (New York), 2.625% Unsec. Nts., 5/19/22	3,430,000	3,428,745

15        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Bank of America Corp.:
2.25% Sr. Unsec. Nts., 4/21/20	$2,200,000	$2,195,597
2.60% Sr. Unsec. Nts., 1/15/19	3,225,000	3,243,580
2.625% Sr. Unsec. Nts., 10/19/20	1,300,000	1,306,091
BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	2,750,000	2,769,995
Citigroup, Inc., 2.90% Sr. Unsec. Nts., 12/8/21	7,000,000	7,046,327
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts., 5/26/22	4,200,000	4,177,331
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	3,550,000	3,529,391
Credit Agricole SA (London), 3.375% Sr. Unsec. Nts., 1/10/22[1]	3,600,000	3,658,293
Fifth Third Bancorp, 2.60% Sr. Unsec. Nts., 6/15/22	3,500,000	3,471,474
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,436,000	3,510,812
HSBC USA, Inc., 2.375% Sr. Unsec. Nts., 11/13/19	2,065,000	2,071,557
Huntington National Bank (The), 2.50% Sr. Unsec. Nts., 8/7/22	4,300,000	4,244,344
ING Bank NV, 2.50% Sr. Unsec. Nts., 10/1/19[1]	4,100,000	4,114,719
Intesa Sanpaolo SpA, 3.125% Sr. Unsec. Nts., 7/14/22[1]	4,250,000	4,232,077
JPMorgan Chase & Co.: 2.295% Sr. Unsec. Nts., 8/15/21	2,265,000	2,248,617
2.776% [US0003M+93.5] Sr. Unsec. Nts., 4/25/23[3]	4,200,000	4,199,504
KeyCorp, 2.90% Sr. Unsec. Nts., 9/15/20	5,000,000	5,062,247
Lloyds Banking Group plc, 3.00% Sr. Unsec. Nts., 1/11/22	3,700,000	3,712,772
National Bank of Canada, 2.20% Sr. Unsec. Nts., 11/2/20	5,000,000	4,964,363
Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	1,134,000	1,135,713
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	2,336,000	2,326,741
Royal Bank of Scotland Group plc, 3.498% [US0003M+148] Sr. Unsec. Nts., 5/15/23[3]	2,444,000	2,448,928
SunTrust Banks, Inc., 2.70% Sr. Unsec. Nts., 1/27/22	3,400,000	3,398,900
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	2,206,000	2,197,683
Wells Fargo & Co., 2.625% Sr. Unsec. Nts., 7/22/22	9,100,000	9,037,467

		93,733,268

Consumer Finance—0.9%
American Express Co., 2.50% Sr. Unsec. Nts., 8/1/22	5,700,000	5,630,621
Capital One Financial Corp., 3.05% Sr. Unsec. Nts., 3/9/22	4,200,000	4,233,062
Discover Bank: 3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,520,587
3.20% Sr. Unsec. Nts., 8/9/21	2,600,000	2,643,768

		14,028,038

Diversified Financial Services—0.4%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	3,300,000	3,386,625
Voya Financial, Inc., 2.90% Sr. Unsec. Nts., 2/15/18	1,895,000	1,898,231

		5,284,856

Insurance—0.7%
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,094,296
Marsh & McLennan Cos., Inc., 2.75% Sr. Unsec. Nts., 1/30/22	2,800,000	2,807,610

16        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Insurance (Continued)
Nuveen Finance LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	$4,500,000	$4,549,080

		10,450,986

Real Estate Investment Trusts (REITs)—1.4%
American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	2,685,000	2,709,882
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,128,774
Crown Castle International Corp., 2.25% Sr. Unsec. Nts., 9/1/21	4,300,000	4,233,064
Digital Realty Trust LP, 2.75% Sr. Unsec. Nts., 2/1/23	3,000,000	2,973,857
Lamar Media Corp., 5.375% Sr. Unsec. Nts., 1/15/24	1,600,000	1,688,000
Prologis International Funding II SA, 4.875% Sr. Unsec. Nts., 2/15/20[1]	525,000	550,038
Realty Income Corp., 2.00% Sr. Unsec. Nts., 1/31/18	2,250,000	2,250,288
Simon Property Group LP, 1.50% Sr. Unsec. Nts., 2/1/18[1]	1,059,000	1,058,869
Ventas Realty LP/Ventas Capital Corp., 2.00% Sr. Unsec. Nts., 2/15/18	1,750,000	1,750,925
VEREIT Operating Partnership LP, 3.00% Sr. Unsec. Nts., 2/6/19	1,302,000	1,310,487
Welltower, Inc., 4.125% Sr. Unsec. Nts., 4/1/19	855,000	872,916

		21,527,100

Health Care—4.0%
Biotechnology—0.8%
AbbVie, Inc., 3.20% Sr. Unsec. Nts., 11/6/22	2,900,000	2,943,726
Celgene Corp., 2.75% Sr. Unsec. Nts., 2/15/23	4,400,000	4,368,476
Shire Acquisitions Investments Ireland DAC, 2.875% Sr. Unsec. Nts., 9/23/23	5,000,000	4,898,929

		12,211,131

Health Care Equipment & Supplies—0.9%
Abbott Laboratories, 3.25% Sr. Unsec. Nts., 4/15/23	5,150,000	5,221,570
Becton Dickinson & Co., 2.894% Sr. Unsec. Nts., 6/6/22	5,000,000	4,969,239
Boston Scientific Corp., 2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	3,025,055

		13,215,864

Health Care Providers & Services—1.2%
Anthem, Inc., 2.95% Sr. Unsec. Nts., 12/1/22	3,700,000	3,701,802
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 1.70% Sr. Unsec. Nts., 5/1/18[1]	1,345,000	1,344,997
Express Scripts Holding Co., 2.25% Sr. Unsec. Nts., 6/15/19	4,200,000	4,197,548
Fresenius Medical Care US Finance II, Inc.:
4.125% Sr. Unsec. Nts., 10/15/20[1]	3,400,000	3,520,500
5.875% Sr. Unsec. Nts., 1/31/22[1]	1,275,000	1,409,494
Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	3,610,000	3,626,115

		17,800,456

17        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Life Sciences Tools & Services—0.3%
Life Technologies Corp., 6.00% Sr. Unsec. Nts., 3/1/20	$3,300,000	$3,539,011
Quintiles IMS, Inc., 5.00% Sr. Unsec. Nts., 10/15/26[1]	1,305,000	1,370,250

		4,909,261

Pharmaceuticals—0.8%
Allergan Funding SCS, 3.45% Sr. Unsec. Nts., 3/15/22	5,000,000	5,088,074
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,989,000	2,985,264
Mylan, Inc., 2.55% Sr. Unsec. Nts., 3/28/19	3,500,000	3,507,822

		11,581,160

Industrials—4.0%
Aerospace & Defense—0.6%
BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	5,028,546
Rockwell Collins, Inc., 2.80% Sr. Unsec. Nts., 3/15/22	2,700,000	2,712,948
Rolls-Royce plc, 2.375% Sr. Unsec. Nts., 10/14/20[1]	965,000	960,449

		8,701,943

Airlines—0.3%
Delta Air Lines, Inc., 2.875% Sr. Unsec. Nts., 3/13/20	5,000,000	5,036,824

Building Products—0.7%
Fortune Brands Home & Security, Inc., 3.00% Sr. Unsec. Nts., 6/15/20	2,700,000	2,734,028
Masco Corp., 3.50% Sr. Unsec. Nts., 4/1/21	3,450,000	3,536,077
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	4,800,000	5,042,166

		11,312,271

Industrial Conglomerates—0.2%
Roper Technologies, Inc., 3.00% Sr. Unsec. Nts., 12/15/20	3,010,000	3,058,721

Machinery—0.6%
Crane Co., 2.75% Sr. Unsec. Nts., 12/15/18	2,500,000	2,513,731
Fortive Corp., 2.35% Sr. Unsec. Nts., 6/15/21	5,100,000	5,060,024
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	1,141,000	1,146,479

		8,720,234

Professional Services—0.2%
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	3,445,000	3,492,369

Road & Rail—0.6%
ERAC USA Finance LLC, 2.60% Sr. Unsec. Nts., 12/1/21[1]	5,500,000	5,453,433
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.70% Sr. Unsec. Nts., 3/14/23[1]	3,600,000	3,542,459

		8,995,892

Trading Companies & Distributors—0.5%
Air Lease Corp., 3.00% Sr. Unsec. Nts., 9/15/23	3,550,000	3,533,057

18        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Trading Companies & Distributors (Continued)
United Rentals North America, Inc., 4.625% Sr. Sec. Nts., 7/15/23	$3,350,000	$3,463,062

		6,996,119

Transportation Infrastructure—0.3%
Adani Abbot Point Terminal Pty Ltd., 4.45% Sr. Sec. Nts., 12/15/22[1,6]	4,000,000	3,974,440

Information Technology—4.5%
Communications Equipment—0.2%
Juniper Networks, Inc., 3.125% Sr. Unsec. Nts., 2/26/19	3,478,000	3,512,427

Electronic Equipment, Instruments, & Components—1.0%
CDW LLC/CDW Finance Corp.: 5.00% Sr. Unsec. Nts., 9/1/25	1,500,000	1,575,000
5.50% Sr. Unsec. Nts., 12/1/24	552,000	604,440
FLIR Systems, Inc., 3.125% Sr. Unsec. Nts., 6/15/21	3,500,000	3,530,667
Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19	4,000,000	4,037,354
Tech Data Corp., 3.70% Sr. Unsec. Nts., 2/15/22	5,000,000	5,022,122

		14,769,583

Internet Software & Services—0.4%
eBay, Inc., 2.75% Sr. Unsec. Nts., 1/30/23	3,500,000	3,469,510
VeriSign, Inc.: 4.75% Sr. Unsec. Nts., 7/15/27	631,000	653,874
5.25% Sr. Unsec. Nts., 4/1/25	1,010,000	1,104,687

		5,228,071

IT Services—1.1%
DXC Technology Co., 4.25% Sr. Unsec. Nts., 4/15/24	5,000,000	5,220,614
Leidos Holdings, Inc., 4.45% Sr. Sec. Nts., 12/1/20	6,202,000	6,484,315
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	4,232,000	4,237,805

		15,942,734

Semiconductors & Semiconductor Equipment—0.2%
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts., 6/1/21[1]	3,500,000	3,607,170

Software—1.2%
Activision Blizzard, Inc., 2.30% Sr. Unsec. Nts., 9/15/21	5,620,000	5,554,896
Autodesk, Inc., 3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	3,048,509
Dell International LLC/EMC Corp.: 4.42% Sr. Sec. Nts., 6/15/21[1]	4,100,000	4,282,704
5.875% Sr. Unsec. Nts., 6/15/21[1]	188,000	195,991
Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,499,000
VMware, Inc., 2.95% Sr. Unsec. Nts., 8/21/22	2,900,000	2,886,202

		18,467,302

19        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Technology Hardware, Storage & Peripherals—0.4%
Hewlett Packard Enterprise Co., 4.40% Sr. Unsec. Nts., 10/15/22	$3,100,000	$3,259,106
HP, Inc., 4.65% Sr. Unsec. Nts., 12/9/21	3,150,000	3,366,600

		6,625,706

Materials—5.1%
Chemicals—2.3%
Agrium, Inc., 3.50% Sr. Unsec. Nts., 6/1/23	3,400,000	3,485,246
Celanese US Holdings LLC, 5.875% Sr. Unsec. Nts., 6/15/21	3,100,000	3,408,145
CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/21[1]	3,000,000	3,039,843
7.125% Sr. Unsec. Nts., 5/1/20	2,550,000	2,801,813
LyondellBasell Industries NV, 6.00% Sr. Unsec. Nts., 11/15/21	3,100,000	3,445,813
Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	3,400,000	3,411,660
RPM International, Inc.:
6.125% Sr. Unsec. Nts., 10/15/19	2,500,000	2,668,417
6.50% Sr. Unsec. Nts., 2/15/18	2,000,000	2,017,713
Sherwin-Williams Co. (The), 2.75% Sr. Unsec. Nts., 6/1/22	4,150,000	4,129,021
Westlake Chemical Corp., 4.625% Sr. Unsec. Nts., 2/15/21	3,500,000	3,622,500
Yara International ASA, 7.875% Sr. Unsec. Nts., 6/11/19[1]	2,750,000	2,967,392

		34,997,563

Construction Materials—0.2%
Boral Finance Pty Ltd., 3.00% Sr. Unsec. Nts., 11/1/22[1]	3,000,000	2,985,601

Containers & Packaging—1.2%
Ball Corp., 4.375% Sr. Unsec. Nts., 12/15/20	3,300,000	3,444,375
Graphic Packaging International, Inc., 4.75% Sr. Unsec. Nts., 4/15/21	1,958,000	2,066,669
Packaging Corp. of America:
3.90% Sr. Unsec. Unsub. Nts., 6/15/22	2,250,000	2,352,268
6.50% Sr. Unsec. Nts., 3/15/18	2,400,000	2,428,472
Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[1]	3,100,000	3,425,500
Silgan Holdings, Inc., 5.00% Sr. Unsec. Nts., 4/1/20	1,456,000	1,466,920
WestRock RKT Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,205,000	3,265,473

		18,449,677

Metals & Mining—1.4%
Anglo American Capital plc, 3.75% Sr. Unsec. Nts., 4/10/22[1]	3,000,000	3,058,342
Glencore Finance Canada Ltd., 4.95% Sr. Unsec. Nts., 11/15/21[1]	2,135,000	2,285,006
Glencore Funding LLC, 4.125% Sr. Unsec. Nts., 5/30/23[1]	2,000,000	2,076,200
Goldcorp, Inc.: 3.625% Sr. Unsec. Nts., 6/9/21	2,000,000	2,051,813
3.70% Sr. Unsec. Nts., 3/15/23	2,050,000	2,112,033
Newcrest Finance Pty Ltd., 4.45% Sr. Unsec. Nts., 11/15/21[1]	3,400,000	3,580,876
Newmont Mining Corp., 5.125% Sr. Unsec. Nts., 10/1/19	1,500,000	1,569,766

20        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Metals & Mining (Continued)
Teck Resources Ltd., 4.75% Sr. Unsec. Nts., 1/15/22	$3,300,000	$3,481,500

		20,215,536

Telecommunication Services—2.3%
Diversified Telecommunication Services—2.3%
AT&T, Inc.:
2.85% Sr. Unsec. Nts., 2/14/23	3,600,000	3,581,357
3.80% Sr. Unsec. Nts., 3/15/22	6,450,000	6,678,395
British Telecommunications plc, 5.95% Sr. Unsec. Nts., 1/15/18	2,000,000	2,009,998
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	3,400,000	3,421,250
Deutsche Telekom International Finance BV, 2.82% Sr. Unsec. Nts., 1/19/22[1]	5,600,000	5,613,242
Telecom Italia SpA, 5.303% Sr. Unsec. Nts., 5/30/24[1]	3,400,000	3,639,020
Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,061,069
Verizon Communications, Inc., 3.125% Sr. Unsec. Nts., 3/16/22	7,000,000	7,100,304

		35,104,635

Utilities—5.7%
Electric Utilities—3.4%
Cleveland Electric Illuminating Co. (The), 8.875% Sec. Nts., 11/15/18	3,123,000	3,319,260
EDP Finance BV, 6.00% Sr. Unsec. Nts., 2/2/18[1]	3,350,000	3,373,634
Emera US Finance LP: 2.15% Sr. Unsec. Nts., 6/15/19	1,169,000	1,165,765
2.70% Sr. Unsec. Nts., 6/15/21	3,500,000	3,502,431
Enel Finance International NV, 2.75% Sr. Unsec. Nts., 4/6/23[1]	6,000,000	5,909,416
Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	3,500,000	3,703,322
Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	422,000	445,352
Exelon Corp., 3.497% Jr. Sub. Nts., 6/1/22	4,000,000	4,098,045
Fortis, Inc., 2.10% Sr. Unsec. Nts., 10/4/21	4,350,000	4,253,788
Great Plains Energy, Inc., 4.85% Sr. Unsec. Nts., 6/1/21	1,640,000	1,744,666
Iberdrola Finance Ireland DAC, 5.00% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,087,109
ITC Holdings Corp., 6.05% Sr. Unsec. Nts., 1/31/18[1]	1,725,000	1,736,215
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	1,470,000	1,580,213
Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	785,703
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,230,000	2,290,617
Southern Co. (The), 1.55% Sr. Unsec. Nts., 7/1/18	3,350,000	3,343,626
Southern Power Co., 2.50% Sr. Unsec. Nts., 12/15/21	3,700,000	3,676,787
Southwestern Electric Power Co.:
3.55% Sr. Unsec. Nts., 2/15/22	2,000,000	2,059,847
5.875% Sr. Unsec. Nts., 3/1/18	1,515,000	1,530,837

		50,606,633

21        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Independent Power and Renewable Electricity Producers—0.2%
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	$3,400,000	$3,463,750

Multi-Utilities—2.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50% Sr. Unsec. Nts., 12/1/22	6,000,000	6,002,832
CenterPoint Energy Resources Corp., 4.50% Sr. Unsec. Nts., 1/15/21	3,400,000	3,573,364
Dominion Energy, Inc.: 2.75% Sr. Unsec. Nts., 1/15/22	3,000,000	2,998,460
4.104% Jr. Sub. Nts., 4/1/21[9]	4,500,000	4,692,461
DTE Energy Co., 3.30% Sr. Unsec. Nts., 6/15/22	3,500,000	3,561,140
Enable Midstream Partners LP, 2.40% Sr. Unsec. Nts., 5/15/19	3,000,000	2,984,302
Energy Transfer LP/Regency Energy Finance Corp., 5.875% Sr. Unsec. Nts., 3/1/22	1,250,000	1,369,425
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	2,000,000	2,134,900
NiSource Finance Corp.: 3.85% Sr. Unsec. Nts., 2/15/23	3,500,000	3,645,174
6.80% Sr. Unsec. Nts., 1/15/19	664,000	697,314

		31,659,372

Total Corporate Bonds and Notes (Cost $939,906,429)		942,239,195

Short-Term Notes—7.8%
Agrium, Inc., 1.402%, 12/13/17[10,11]	4,100,000	4,097,957
Amphenol Corp., 1.35%, 12/5/17[11]	2,900,000	2,899,452
Assa Abloy Financial AB, 1.41%, 12/8/17[1,10,11]	6,700,000	6,697,965
Bell Canada, 1.586%, 2/12/18[10,11]	6,600,000	6,578,171
Diageo Capital plc, 1.403%, 12/13/17[10,11]	6,500,000	6,496,761
Dollar General Corp., 1.371%, 12/12/17[1,10,11]	6,700,000	6,696,612
Duke Energy Corp., 1.465%, 1/4/18[1,10,11]	2,900,000	2,895,878
Hewlett Packard Enterprise Co., 1.411%, 12/5/17[11]	2,200,000	2,199,657
Hitachi Capital America, 1.552%, 12/22/17[11]	6,700,000	6,694,198
HP, Inc., 1.462%, 12/11/17[11]	2,900,000	2,898,999
Johnson Controls International plc, 1.40%, 12/4/17[11]	4,400,000	4,399,336
Leggett & Platt, Inc., 1.423%, 12/4/17[1,10,11]	6,500,000	6,499,020
Magna International, Inc., 1.381%, 12/7/17[1,10,11]	4,900,000	4,898,700
Marriott International, Inc., 1.574%, 1/19/18[1,10,11]	2,900,000	2,893,910
NetApp, Inc., 1.412%, 12/5/17[1,10,11]	5,800,000	5,798,904
Puget Sound Energy, Inc., 1.524%, 1/3/18[11]	5,380,000	5,372,592
Sempra Energy, 1.392%, 12/4/17[10,11]	6,400,000	6,399,035
Skandinaviska Enskilda Banken AB, 1.274%, 12/14/17[10,11]	350,000	349,842
Telus Corp., 1.505%, 12/20/17[1,10,11]	6,400,000	6,394,994
Tyson Foods, Inc., 1.331%, 12/1/17[1,10,11]	6,600,000	6,599,752
United Technologies Corp., 1.442%, 12/29/17[1,10,11]	6,700,000	6,692,223
Walgreens Boots Alliance, Inc., 1.452%, 12/13/17[11]	6,600,000	6,596,711
Whirlpool Corp., 1.31%, 12/5/17[11]	6,700,000	6,698,734

Total Short-Term Notes (Cost $117,752,604)		117,749,403

22        OPPENHEIMER LIMITED-TERM BOND FUND

	Shares	Value
Investment Company—1.9%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.03%[12,13] (Cost $29,128,816)	29,128,816	$29,128,816
Total Investments, at Value (Cost $1,748,081,842)	116.3%	1,752,924,348
Net Other Assets (Liabilities)	(16.3)	(245,208,647)

Net Assets	100.0%	$1,507,715,701

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $464,959,595 or 30.84% of the Fund’s net assets at period end.

2. Restricted security. The aggregate value of restricted securities at period end was $4,849,130, which represents 0.32% of the Fund’s net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997- CTL1, Cl. IO, 0.00%, 6/22/24	4/21/97-6/21/97	$662,481	$13,075	$(649,406)
Credit Acceptance Auto Loan Trust, Series 2017-3A, Cl. C, 3.48%, 10/15/26	10/17/17	2,224,646	2,224,646	—
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34	3/8/02	283,181	2	(283,179)
Westlake Automobile Receivables Trust, Series 2017-2A, Cl. E, 4.63%, 7/15/24	8/1/17	2,599,989	2,611,407	11,418

		$5,770,297	$4,849,130	$(921,167)

3. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $10,691,846 or 0.71% of the Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

These securities amount to $53,130 or less than 0.005% of the Fund’s net assets at period end.

8. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

23        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $79,989,724 or 5.31% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

11. Current yield as of period end.

12. Rate shown is the 7-day yield at period end.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2017	Gross Additions	Gross Reductions	Shares November 30, 2017

Oppenheimer Institutional Government Money Market Fund, Cl. E	29,426,501	217,583,270	217,880,955	29,128,816

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Oppenheimer Institutional Government Money Market Fund, Cl. E	$29,128,816	$69,997	$—	$—

Futures Contracts as of November 30, 2017
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)

United States Treasury Long Bonds	Buy	3/20/18	2	USD 304	$303,438	$(426)
United States Treasury Nts., 10 yr.	Sell	3/20/18	2,225	USD 277,571	276,004,297	1,567,048
United States Treasury Nts., 2 yr.	Buy	3/29/18	1,095	USD 234,944	234,774,844	(169,325)
United States Treasury Nts., 5 yr.	Sell	3/29/18	515	USD 60,088	59,917,031	171,389

						$1,568,686

Glossary: Definitions
D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

24        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has

25        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

26        OPPENHEIMER LIMITED-TERM BOND FUND

2. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$217,381,911	$—	$217,381,911
Mortgage-Backed Obligations	—	442,806,700	58,134	442,864,834
U.S. Government Obligations	—	3,560,189	—	3,560,189
Corporate Bonds and Notes	—	942,239,195	—	942,239,195
Short-Term Notes	—	117,749,403	—	117,749,403
Investment Company	29,128,816	—	—	29,128,816

Total Investments, at Value	29,128,816	1,723,737,398	58,134	1,752,924,348
Other Financial Instruments:
Futures contracts	1,738,437	—	—	1,738,437

Total Assets	$30,867,253	$1,723,737,398	$58,134	$1,754,662,785

Liabilities Table
Other Financial Instruments:
Futures contracts	$(169,751)	$—	$—	$(169,751)

Total Liabilities	$(169,751)	$—	$—	$(169,751)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

27        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$285,885,653
Sold securities	23,454,408

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for

28        OPPENHEIMER LIMITED-TERM BOND FUND

3. Investments and Risks (Continued)

the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $129,000 of collateral to the Fund for forward roll transactions.

At period end, the Fund pledged $317,000 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their

29        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial

30        OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)

instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $248,284,767 and $322,099,973 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared

31        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

32        OPPENHEIMER LIMITED-TERM BOND FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/10/2018